Financial instruments and financial risk management - Additional information (Detaila) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and financial risk management [line items]
Percentage of appreciation in Canadian dollar exchange rate against US dollar	10.00%	10.00%
Percentage of appreciation in US dollar exchange rate against Peruvian Nuevo Soles and Mexican Peso	10.00%	10.00%
Net foreign exchange gain	$ 2,455	$ 1,965
Customer concentration risk | Revenue | Peru
Financial instruments and financial risk management [line items]
Concentration of credit risk, percentage	78.00%
Customer concentration risk | Revenue | Mexico
Financial instruments and financial risk management [line items]
Concentration of credit risk, percentage	100.00%